Annual Total Returns - Communications Equipment Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Communications Equipment Portfolio - Communications Equipment Portfolio-Default
Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(16.68%)
Annual Return 2012	5.97%
Annual Return 2013	28.16%
Annual Return 2014	14.97%
Annual Return 2015	(10.18%)
Annual Return 2016	19.88%
Annual Return 2017	11.66%
Annual Return 2018	3.95%
Annual Return 2019	6.09%
Annual Return 2020	8.35%